Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Series A | Series A
Risk/Return:
Trading Symbol	SRTEX
Series G | Series G
Risk/Return:
Trading Symbol	SRTGX
Series S | Series S
Risk/Return:
Trading Symbol	SRTSX
Series M | Series M
Risk/Return:
Trading Symbol	SRTMX
Series T | Series T
Risk/Return:
Trading Symbol	SRTTX

Series A
Fund Summary
Investment objective
Maximize total return, consisting of capital appreciation and current income.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor") or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series A
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series A
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses (Underlying Fund expenses)		0.15%
Total annual fund operating expenses	[2]	0.15%
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series A	15	48	85	192

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund is designed to augment the overall asset class exposure of individual securities held in a managed account by investing in securities and financial instruments to gain exposure to the global equity, global fixed income and cash equivalents markets, including global currencies. The Fund may invest directly in securities of a particular market and/or indirectly in securities of a particular market by investing in shares of the open-end investment companies advised by UBS Global AM ("Underlying Funds"). The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments. The Fund is a non-diversified fund.

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed income securities may include issuers in both developed (including the United States) and emerging markets. The Fund's fixed income investments may reflect a broad range of investment maturities, credit qualities and sectors, including high yield (lower-rated or "junk bonds") securities and convertible debt securities.

Investments by the Fund or Underlying Funds in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets. Equity investments may include securities of companies of any capitalization size.

In addition, the Fund attempts to generate positive returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund or an Underlying Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of its investment strategies. The derivatives in which the Fund or an Underlying Fund may invest include options (on securities, indices, or swap agreements), futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps) and credit-linked securities. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund or the Underlying Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Options on indices, options on swap agreements, futures on indices, forward agreements, interest rate swaps, total return swaps, credit default swaps and credit-linked securities may also be used to adjust the Fund's or the Underlying Fund's portfolio duration, including to achieve a negative portfolio duration.

Under certain market conditions, the Fund or an Underlying Fund may invest in companies at the time of their initial public offering ("IPO"). To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may borrow money from banks to purchase investments for the Fund.

Management process

The Fund is a multi-asset fund. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. In determining the asset allocation of the Fund, the Advisor may utilize fundamental valuation and market behavior indicators to construct the Fund's portfolio.

With respect to the Advisor's selection of specific equity securities for inclusion in the Fund's or an Underlying Fund's equity asset classes, the Advisor may utilize fundamental valuation and growth-oriented strategies.

In selecting equity securities for the Fund or an Underlying Fund using the fundamental valuation process, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than what is reflected in market prices. A stock with a market price below its assessed fundamental value would be considered a long candidate for inclusion in the Fund's or an Underlying Fund's portfolio. A stock with a market price above its assessed fundamental value would be considered a short candidate for inclusion in the Fund's or an Underlying Fund's portfolio.

Under certain circumstances the Advisor also may utilize growth-oriented strategies within its equity asset classes for a portion of the allocation. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund and the Underlying Funds.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher-quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc. ("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly public companies may fluctuate significantly over a short period of time.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund invests. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. An additional index, the MSCI World Free Index (net), shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. An additional index, the Citigroup One-Month US Treasury Bill Index, shows how the Fund's performance compares to a market-value weighted index of public obligations of the US Treasury with maturities of one month. Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deductions for fees and expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return (2009 is the Fund's first full calendar year of operation) Series A Annual Total Returns

Total return January 1 – March 31, 2013: 2.17% Best quarter during calendar years shown—2Q 2009: 17.80% Worst quarter during calendar years shown—1Q 2009: (9.62)%
Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series A	Return before taxes	14.57%	2.31%	Apr 2, 2008
Series A Return after taxes on distributions	Return after taxes on distributions	12.81%	0.14%
Series A Return after taxes on distributions and sale of fund shares	Return after taxes on distributions and sale of fund shares	9.47%	0.78%
Series A BofA Merrill Lynch US Treasury 1-5 Year Index	BofA Merrill Lynch US Treasury 1-5 Year Index	0.91%	2.84%	Apr 2, 2008
Series A MSCI World Free Index (net)	MSCI World Free Index (net)	15.83%	0.11%	Apr 2, 2008
Series A Citigroup One-Month US Treasury Bill Index	Citigroup One-Month US Treasury Bill Index	0.05%	0.24%	Apr 2, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor") or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund is designed to augment the overall asset class exposure of individual securities held in a managed account by investing in securities and financial instruments to gain exposure to the global equity, global fixed income and cash equivalents markets, including global currencies. The Fund may invest directly in securities of a particular market and/or indirectly in securities of a particular market by investing in shares of the open-end investment companies advised by UBS Global AM ("Underlying Funds"). The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments. The Fund is a non-diversified fund.

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed income securities may include issuers in both developed (including the United States) and emerging markets. The Fund's fixed income investments may reflect a broad range of investment maturities, credit qualities and sectors, including high yield (lower-rated or "junk bonds") securities and convertible debt securities.

Investments by the Fund or Underlying Funds in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets. Equity investments may include securities of companies of any capitalization size.

In addition, the Fund attempts to generate positive returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund or an Underlying Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of its investment strategies. The derivatives in which the Fund or an Underlying Fund may invest include options (on securities, indices, or swap agreements), futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps) and credit-linked securities. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund or the Underlying Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Options on indices, options on swap agreements, futures on indices, forward agreements, interest rate swaps, total return swaps, credit default swaps and credit-linked securities may also be used to adjust the Fund's or the Underlying Fund's portfolio duration, including to achieve a negative portfolio duration.

Under certain market conditions, the Fund or an Underlying Fund may invest in companies at the time of their initial public offering ("IPO"). To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may borrow money from banks to purchase investments for the Fund.

Management process

The Fund is a multi-asset fund. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. In determining the asset allocation of the Fund, the Advisor may utilize fundamental valuation and market behavior indicators to construct the Fund's portfolio.

With respect to the Advisor's selection of specific equity securities for inclusion in the Fund's or an Underlying Fund's equity asset classes, the Advisor may utilize fundamental valuation and growth-oriented strategies.

In selecting equity securities for the Fund or an Underlying Fund using the fundamental valuation process, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than what is reflected in market prices. A stock with a market price below its assessed fundamental value would be considered a long candidate for inclusion in the Fund's or an Underlying Fund's portfolio. A stock with a market price above its assessed fundamental value would be considered a short candidate for inclusion in the Fund's or an Underlying Fund's portfolio.

Under certain circumstances the Advisor also may utilize growth-oriented strategies within its equity asset classes for a portion of the allocation. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund and the Underlying Funds.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher-quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc. ("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly public companies may fluctuate significantly over a short period of time.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund invests. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. An additional index, the MSCI World Free Index (net), shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. An additional index, the Citigroup One-Month US Treasury Bill Index, shows how the Fund's performance compares to a market-value weighted index of public obligations of the US Treasury with maturities of one month. Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deductions for fees and expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An additional index, the MSCI World Free Index (net), shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. An additional index, the Citigroup One-Month US Treasury Bill Index, shows how the Fund's performance compares to a market-value weighted index of public obligations of the US Treasury with maturities of one month.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2009 is the Fund's first full calendar year of operation) Series A Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2013: 2.17% Best quarter during calendar years shown—2Q 2009: 17.80% Worst quarter during calendar years shown—1Q 2009: (9.62)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - March 31, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deductions for fees and expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
BofA Merrill Lynch US Treasury 1-5 Year Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US Treasury 1-5 Year Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2008
MSCI World Free Index (net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Free Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2008
Citigroup One-Month US Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup One-Month US Treasury Bill Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2008
Series A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (Underlying Fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2009	rr_AnnualReturn2009	23.28%
Annual Return 2010	rr_AnnualReturn2010	(0.37%)
Annual Return 2011	rr_AnnualReturn2011	0.60%
Annual Return 2012	rr_AnnualReturn2012	14.57%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2008
Series A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Series A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.78%

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Series G
Fund Summary
Investment objective
Provide long-term capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series G
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series G
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses (Underlying Fund expenses)		0.05%
Total annual fund operating expenses	[2]	0.05%
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series G	5	16	28	64

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund maintains a global portfolio by investing in equity securities of issuers economically tied to a number of countries throughout the world, excluding the United States. The Fund invests primarily in securities from developed countries (outside of the United States), but also may invest up to 15% of its net assets in emerging markets securities. The Fund may invest in equity securities issued by companies with any market capitalization.

Equity securities include common stock, shares of collective trusts, investment companies and exchange-traded funds ("ETFs"), shares of real estate investment trusts ("REITs"), preferred stock and fixed income securities convertible into common stock, rights, warrants and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, currency and equity swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, equity participation notes and equity linked notes may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The Advisor uses an active, bottom-up, growth approach to manage the Fund. The Advisor seeks to build a diversified portfolio of securities by typically investing in 75 to 125 of the best growth companies that the Advisor expects to exceed market expectations for earnings growth in their respective markets.

The Advisor's research process sets out to identify sustainable positive fundamental changes in companies and to evaluate the risks inherent in such companies. In selecting securities for the Fund, the Advisor will use both quantitative and fundamental qualitative analysis. The quantitative analysis focuses on growth and momentum-oriented factors such as relative stock price strength, favorable earnings revisions and superior earnings growth prospects. The Advisor's fundamental qualitative analysis of companies focuses on identifying the drivers of change, the sustainability of growth and the related risk and includes industry analyses, distribution/supply change analyses, corporate/capital structure analyses, stock catalyst analyses and a company's relative strengths and weaknesses.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return (2012 is the Fund's first full calendar year of operation) Series G Annual Total Return

Total return January 1 – March 31, 2013: 2.28% Best quarter during calendar year shown—1Q 2012: 14.02% Worst quarter during calendar year shown—2Q 2012: (8.87)%
Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series G	Return before taxes	20.42%	(6.11%)	May 6, 2011
Series G Return after taxes on distributions	Return after taxes on distributions	20.16%	(6.25%)
Series G Return after taxes on distributions and sale of fund shares	Return after taxes on distributions and sale of fund shares	13.84%	(5.09%)
Series G MSCI EAFE Free Index (gross)	MSCI EAFE Free Index (gross)	17.88%	(1.97%)	May 6, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund maintains a global portfolio by investing in equity securities of issuers economically tied to a number of countries throughout the world, excluding the United States. The Fund invests primarily in securities from developed countries (outside of the United States), but also may invest up to 15% of its net assets in emerging markets securities. The Fund may invest in equity securities issued by companies with any market capitalization.

Equity securities include common stock, shares of collective trusts, investment companies and exchange-traded funds ("ETFs"), shares of real estate investment trusts ("REITs"), preferred stock and fixed income securities convertible into common stock, rights, warrants and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, currency and equity swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, equity participation notes and equity linked notes may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The Advisor uses an active, bottom-up, growth approach to manage the Fund. The Advisor seeks to build a diversified portfolio of securities by typically investing in 75 to 125 of the best growth companies that the Advisor expects to exceed market expectations for earnings growth in their respective markets.

The Advisor's research process sets out to identify sustainable positive fundamental changes in companies and to evaluate the risks inherent in such companies. In selecting securities for the Fund, the Advisor will use both quantitative and fundamental qualitative analysis. The quantitative analysis focuses on growth and momentum-oriented factors such as relative stock price strength, favorable earnings revisions and superior earnings growth prospects. The Advisor's fundamental qualitative analysis of companies focuses on identifying the drivers of change, the sustainability of growth and the related risk and includes industry analyses, distribution/supply change analyses, corporate/capital structure analyses, stock catalyst analyses and a company's relative strengths and weaknesses.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2012 is the Fund's first full calendar year of operation) Series G Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2013: 2.28% Best quarter during calendar year shown—1Q 2012: 14.02% Worst quarter during calendar year shown—2Q 2012: (8.87)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - March 31, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar year shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar year shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
MSCI EAFE Free Index (gross)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Free Index (gross)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2011
Series G
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (Underlying Fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	64
Annual Return 2012	rr_AnnualReturn2012	20.42%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2011
Series G | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.25%)
Series G | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Series S
Fund Summary
Investment objective
Maximize total return, consisting of capital appreciation and current income, while controlling risk.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series S
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series S
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses (Underlying Fund expenses)		0.02%
Total annual fund operating expenses	[2]	0.02%
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series S	2	6	11	26

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund primarily invests in equity securities of US small capitalization companies. Small capitalization companies are companies with market capitalizations of $3 billion or less at the time of purchase. However, the Fund may invest a portion of its assets in securities outside this range.

Equity securities include dividend-paying securities, common stock, shares of collective trusts and investment companies, preferred stock and fixed income securities convertible into common stock, rights and warrants.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements (specifically, interest rate and equity swaps). All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The portfolio management team selects for the Fund those small capitalization equity securities that appear to be undervalued based upon internal research and proprietary valuation systems. The portfolio management team's research focuses on several levels of analysis, including understanding wealth shifts that occur within the equity market and researching individual companies.

In deciding which stocks to emphasize, the portfolio management team uses both quantitative and fundamental analysis to identify securities that are underpriced relative to their fundamental values. In deciding whether to buy a company for the Fund, the portfolio management team quantifies its expectations of a company's ability to generate profit and to grow business into the future; calculates an expected rate of return from the investment in order to estimate intrinsic value; and compares the estimated intrinsic value to observed market price and ranks the company against other stocks accordingly. The portfolio management team looks for companies with strong management teams, significant competitive strengths in growing markets and strong financial positions.

The Fund may employ a "manager of managers" structure. Under the manager of managers structure, UBS Global AM, the Fund's manager and primary provider of investment advisory services, would have the ultimate responsibility, subject to oversight by the board of trustees of the Trust (the "Board"), to oversee the Fund's sub-advisor(s) and recommend their hiring, termination and replacement. As of the date of this prospectus, no investment advisor is serving as a sub-advisor for the Fund under the manager of managers structure.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed for the Fund may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return (2012 is the Fund's first full calendar year of operation) Series S Annual Total Return

Total return January 1 – March 31, 2013: 11.52% Best quarter during calendar year shown—1Q 2012: 15.97% Worst quarter during calendar year shown—2Q 2012: (3.19)%
Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series S	Return before taxes	21.95%	2.03%	May 2, 2011
Series S Return after taxes on distributions	Return after taxes on distributions	21.51%	1.64%
Series S Return after taxes on distributions and sale of fund shares	Return after taxes on distributions and sale of fund shares	14.50%	1.57%
Series S Russell 2000 Index	Russell 2000 Index	16.35%	1.12%	May 2, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, consisting of capital appreciation and current income, while controlling risk.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund primarily invests in equity securities of US small capitalization companies. Small capitalization companies are companies with market capitalizations of $3 billion or less at the time of purchase. However, the Fund may invest a portion of its assets in securities outside this range.

Equity securities include dividend-paying securities, common stock, shares of collective trusts and investment companies, preferred stock and fixed income securities convertible into common stock, rights and warrants.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements (specifically, interest rate and equity swaps). All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The portfolio management team selects for the Fund those small capitalization equity securities that appear to be undervalued based upon internal research and proprietary valuation systems. The portfolio management team's research focuses on several levels of analysis, including understanding wealth shifts that occur within the equity market and researching individual companies.

In deciding which stocks to emphasize, the portfolio management team uses both quantitative and fundamental analysis to identify securities that are underpriced relative to their fundamental values. In deciding whether to buy a company for the Fund, the portfolio management team quantifies its expectations of a company's ability to generate profit and to grow business into the future; calculates an expected rate of return from the investment in order to estimate intrinsic value; and compares the estimated intrinsic value to observed market price and ranks the company against other stocks accordingly. The portfolio management team looks for companies with strong management teams, significant competitive strengths in growing markets and strong financial positions.

The Fund may employ a "manager of managers" structure. Under the manager of managers structure, UBS Global AM, the Fund's manager and primary provider of investment advisory services, would have the ultimate responsibility, subject to oversight by the board of trustees of the Trust (the "Board"), to oversee the Fund's sub-advisor(s) and recommend their hiring, termination and replacement. As of the date of this prospectus, no investment advisor is serving as a sub-advisor for the Fund under the manager of managers structure.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed for the Fund may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2012 is the Fund's first full calendar year of operation) Series S Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2013: 11.52% Best quarter during calendar year shown—1Q 2012: 15.97% Worst quarter during calendar year shown—2Q 2012: (3.19)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - March 31, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar year shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar year shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Series S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (Underlying Fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	2
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	11
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	26
Annual Return 2012	rr_AnnualReturn2012	21.95%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Series S | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Series S | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.57%

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.

Series M
Fund Summary
Investment objective
Total return consisting of capital appreciation and current income exempt from federal income tax.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series M
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series M
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	none
Total annual fund operating expenses	[2]	none
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which were less than 0.01% of the average net assets of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series M	none	none	none	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in an increase in the portion of the Fund's capital gains that are realized for tax purposes in any given year (which would increase the Fund's taxable distributions in that year). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund normally invests substantially all its assets in municipal bonds, which are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax. The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower-rated bonds. The Fund is a non-diversified fund.

The Fund's target duration will be similar to the option-adjusted duration of the Barclays Municipal Bond Index, which was 7.02 years as of March 31, 2013. The Fund may invest in bonds of any maturity or duration. The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments as part of the Fund's investment strategies to adjust its portfolio duration. The derivatives in which the Fund may invest include interest rate futures contracts, interest rate swaps, treasury futures and interest rate lock transactions.

Management process

The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are generally based on evaluation and analysis of monetary policy, level of economic activity, inflation, real estate rates, market psychology and other macroeconomic factors. UBS Global AM's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher-quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

Political risk: The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

Related securities concentration risk: Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

Tax liability risk: Tax liability risk is the risk of noncompliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return (2004 is the Fund's first full calendar year of operation) Series M Annual Total Returns

Total return January 1 – March 31, 2013: 0.45% Best quarter during calendar years shown—3Q 2009: 5.85% Worst quarter during calendar years shown—4Q 2010: (3.98)%
Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series M	Return before taxes	6.55%	5.26%	4.87%	Oct 8, 2003
Series M Return after taxes on distributions	Return after taxes on distributions	6.55%	5.26%	4.86%
Series M Return after taxes on distributions and sale of fund shares	Return after taxes on distributions and sale of fund shares	5.35%	5.05%	4.71%
Series M Barclays Municipal Bond Index	Barclays Municipal Bond Index	6.78%	5.91%	5.21%	Oct 8, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return consisting of capital appreciation and current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in an increase in the portion of the Fund's capital gains that are realized for tax purposes in any given year (which would increase the Fund's taxable distributions in that year). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund normally invests substantially all its assets in municipal bonds, which are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax. The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower-rated bonds. The Fund is a non-diversified fund.

The Fund's target duration will be similar to the option-adjusted duration of the Barclays Municipal Bond Index, which was 7.02 years as of March 31, 2013. The Fund may invest in bonds of any maturity or duration. The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments as part of the Fund's investment strategies to adjust its portfolio duration. The derivatives in which the Fund may invest include interest rate futures contracts, interest rate swaps, treasury futures and interest rate lock transactions.

Management process

The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are generally based on evaluation and analysis of monetary policy, level of economic activity, inflation, real estate rates, market psychology and other macroeconomic factors. UBS Global AM's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher-quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

Political risk: The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

Related securities concentration risk: Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

Tax liability risk: Tax liability risk is the risk of noncompliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2004 is the Fund's first full calendar year of operation) Series M Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2013: 0.45% Best quarter during calendar years shown—3Q 2009: 5.85% Worst quarter during calendar years shown—4Q 2010: (3.98)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - March 31, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 8, 2003
Series M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	none	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Annual Return 2004	rr_AnnualReturn2004	4.18%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	5.51%
Annual Return 2007	rr_AnnualReturn2007	3.79%
Annual Return 2008	rr_AnnualReturn2008	(3.52%)
Annual Return 2009	rr_AnnualReturn2009	11.08%
Annual Return 2010	rr_AnnualReturn2010	1.52%
Annual Return 2011	rr_AnnualReturn2011	11.48%
Annual Return 2012	rr_AnnualReturn2012	6.55%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 8, 2003
Series M | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Series M | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which were less than 0.01% of the average net assets of the Fund.

Series T
Fund Summary
Investment objective
Maximize total return, consisting of income and capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series T
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series T
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses (Underlying Fund expenses)		0.01%
Total annual fund operating expenses	[2]	0.01%
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired Fund Fees and Expenses (Underlying Fund Expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series T	1	3	6	13

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 460% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund is designed to augment the overall asset class exposure of individual securities held in a managed account by investing in securities and financial instruments to gain exposure to certain sectors of the fixed income market. The Fund may invest directly in such securities and financial instruments and/or indirectly in such securities and financial instruments by investing in shares of the open-end investment companies advised by UBS Global AM ("Underlying Funds"). The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments.

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of the US government, its agencies and instrumentalities, obligations of international governments or supranational entities, their agencies and instrumentalities, corporate debt securities of US and non-US issuers, inflation protected securities and convertible securities. The Fund or an Underlying Fund may also invest in asset-backed securities, mortgage-related securities and mortgage-backed securities, including those created by governmental and non-governmental entities. These securities can be of any maturity, but generally will have an initial maturity of more than one year. The Fund may invest in non-dollar denominated debt securities.

The Fund generally invests in investment grade securities or Underlying Funds that invest in investment grade securities. The Fund may also invest up to 40% of its net assets in any combination of non-investment grade, high yield (lower-rated or "junk bonds") securities and emerging markets fixed income securities (or Underlying Funds that invest in such securities), provided that no more than 20% of its net assets may be invested in developed market high yield securities and no more than 20% of its net assets may be invested in emerging market securities. In addition, the Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Fund or an Underlying Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of its investment strategies. The derivatives in which the Fund or an Underlying Fund may invest include options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (specifically, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund or the Underlying Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's or an Underlying Fund's portfolio duration.

Management process

The Advisor's investment style is focused on investment fundamentals, which the Advisor believes determine and describe future cash flows that define long term investment value. To implement this style, the Advisor purchases securities for the Fund or an Underlying Fund by using active asset allocation strategies across fixed income markets and active security selection within each market. In analyzing the relative attractiveness of sectors and securities, the Advisor considers duration; yield; potential for capital appreciation; current credit quality as well as possible credit upgrades or downgrades; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and, for mortgage-related and asset-backed securities, anticipated changes in average prepayment rates. The Advisor emphasizes those fixed income market sectors, and selects those securities that appear to be most undervalued relative to their yields and potential risks.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund and the Underlying Funds.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc. ("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Extension risk: When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Mortgage-backed securities risk: Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund's returns. In addition, investments in mortgage-backed securities, especially non-government sponsored mortgage-backed securities, may be subject to a higher degree of credit risk, valuation risk and liquidity risk than various other types of fixed income securities.

Asset-backed securities risk: Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds or other credit enhancements.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The additional index, the Barclays US Mortgage-Backed Securities Index, shows how the Fund's performance compares to a group of securities that aligns with a portion of the Fund's portfolio. Indices reflect no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return (2004 is the Fund's first full calendar year of operation) Series T Annual Total Returns

Total return January 1 – March 31, 2013: 0.62% Best quarter during calendar years shown—3Q 2009: 5.85% Worst quarter during calendar years shown—4Q 2008: (17.65)%
Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series T	Return before taxes	7.53%	(5.42%)	(1.69%)	Oct 9, 2003
Series T Return after taxes on distributions	Return after taxes on distributions	6.28%	(7.92%)	(3.89%)
Series T Return after taxes on distributions and sale of fund shares	Return after taxes on distributions and sale of fund shares	4.87%	(5.95%)	(2.58%)
Series T Barclays US Credit Index	Barclays US Credit Index	9.37%	7.65%	6.17%	Oct 9, 2003
Series T Barclays US Mortgage-Backed Securities Index	Barclays US Mortgage-Backed Securities Index	2.59%	5.67%	5.35%	Oct 9, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 460% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	460.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired Fund Fees and Expenses (Underlying Fund Expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund is designed to augment the overall asset class exposure of individual securities held in a managed account by investing in securities and financial instruments to gain exposure to certain sectors of the fixed income market. The Fund may invest directly in such securities and financial instruments and/or indirectly in such securities and financial instruments by investing in shares of the open-end investment companies advised by UBS Global AM ("Underlying Funds"). The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments.

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of the US government, its agencies and instrumentalities, obligations of international governments or supranational entities, their agencies and instrumentalities, corporate debt securities of US and non-US issuers, inflation protected securities and convertible securities. The Fund or an Underlying Fund may also invest in asset-backed securities, mortgage-related securities and mortgage-backed securities, including those created by governmental and non-governmental entities. These securities can be of any maturity, but generally will have an initial maturity of more than one year. The Fund may invest in non-dollar denominated debt securities.

The Fund generally invests in investment grade securities or Underlying Funds that invest in investment grade securities. The Fund may also invest up to 40% of its net assets in any combination of non-investment grade, high yield (lower-rated or "junk bonds") securities and emerging markets fixed income securities (or Underlying Funds that invest in such securities), provided that no more than 20% of its net assets may be invested in developed market high yield securities and no more than 20% of its net assets may be invested in emerging market securities. In addition, the Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Fund or an Underlying Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of its investment strategies. The derivatives in which the Fund or an Underlying Fund may invest include options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (specifically, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund or the Underlying Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's or an Underlying Fund's portfolio duration.

Management process

The Advisor's investment style is focused on investment fundamentals, which the Advisor believes determine and describe future cash flows that define long term investment value. To implement this style, the Advisor purchases securities for the Fund or an Underlying Fund by using active asset allocation strategies across fixed income markets and active security selection within each market. In analyzing the relative attractiveness of sectors and securities, the Advisor considers duration; yield; potential for capital appreciation; current credit quality as well as possible credit upgrades or downgrades; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and, for mortgage-related and asset-backed securities, anticipated changes in average prepayment rates. The Advisor emphasizes those fixed income market sectors, and selects those securities that appear to be most undervalued relative to their yields and potential risks.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund and the Underlying Funds.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc. ("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Extension risk: When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Mortgage-backed securities risk: Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund's returns. In addition, investments in mortgage-backed securities, especially non-government sponsored mortgage-backed securities, may be subject to a higher degree of credit risk, valuation risk and liquidity risk than various other types of fixed income securities.

Asset-backed securities risk: Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds or other credit enhancements.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The additional index, the Barclays US Mortgage-Backed Securities Index, shows how the Fund's performance compares to a group of securities that aligns with a portion of the Fund's portfolio. Indices reflect no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional index, the Barclays US Mortgage-Backed Securities Index, shows how the Fund's performance compares to a group of securities that aligns with a portion of the Fund's portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2004 is the Fund's first full calendar year of operation) Series T Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2013: 0.62% Best quarter during calendar years shown—3Q 2009: 5.85% Worst quarter during calendar years shown—4Q 2008: (17.65)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - March 31, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.65%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Barclays US Credit Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays US Credit Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2003
Barclays US Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays US Mortgage-Backed Securities Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2003
Series T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (Underlying Fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	13
Annual Return 2004	rr_AnnualReturn2004	4.55%
Annual Return 2005	rr_AnnualReturn2005	1.75%
Annual Return 2006	rr_AnnualReturn2006	5.68%
Annual Return 2007	rr_AnnualReturn2007	(1.06%)
Annual Return 2008	rr_AnnualReturn2008	(39.00%)
Annual Return 2009	rr_AnnualReturn2009	(3.43%)
Annual Return 2010	rr_AnnualReturn2010	10.08%
Annual Return 2011	rr_AnnualReturn2011	8.53%
Annual Return 2012	rr_AnnualReturn2012	7.53%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2003
Series T | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.89%)
Series T | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired Fund Fees and Expenses (Underlying Fund Expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013